Tax - Deferred Tax Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	$ 42.2	$ 17.7
Credited/(expensed) to the income statement	0.8	5.6
Recognized on acquisition	(10.9)	(4.9)
Credited to other comprehensive income & equity	(15.5)	23.8
Deferred tax asset (liability) at end of period	16.6	42.2
Deferred tax assets and liabilities [abstract]
Deferred tax asset	30.6	46.7
Deferred tax liability	(14.0)	(4.5)
Deferred tax asset (liability)	16.6	42.2
Acquired Intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	(4.9)	(1.1)
Credited/(expensed) to the income statement	1.2	1.1
Recognized on acquisition	(9.9)	(4.9)
Credited to other comprehensive income & equity	0.0	0.0
Deferred tax asset (liability) at end of period	(13.6)	(4.9)
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	(13.6)	(4.9)
Compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	1.7	0.1
Credited/(expensed) to the income statement	0.0	1.6
Recognized on acquisition	0.7	0.0
Credited to other comprehensive income & equity	0.0	0.0
Deferred tax asset (liability) at end of period	2.4	1.7
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	2.4	1.7
Depreciation in excess of capital allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	(2.6)	(1.8)
Credited/(expensed) to the income statement	(0.2)	(0.8)
Recognized on acquisition	(0.4)	0.0
Credited to other comprehensive income & equity	0.0	0.0
Deferred tax asset (liability) at end of period	(3.2)	(2.6)
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	(3.2)	(2.6)
Lease accounting
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	2.2	1.8
Credited/(expensed) to the income statement	(0.8)	0.4
Recognized on acquisition	(1.1)	0.0
Credited to other comprehensive income & equity	0.0	0.0
Deferred tax asset (liability) at end of period	0.3	2.2
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	0.3	2.2
Other short-term timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	3.8	6.2
Credited/(expensed) to the income statement	(0.9)	(2.4)
Recognized on acquisition	(0.2)	0.0
Credited to other comprehensive income & equity	0.0	0.0
Deferred tax asset (liability) at end of period	2.7	3.8
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	2.7	3.8
Revaluation of investments, cash flow hedges and liabilities designated at FVTPL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	11.6	0.7
Credited/(expensed) to the income statement	(0.2)	(0.1)
Recognized on acquisition	0.0	0.0
Credited to other comprehensive income & equity	(9.9)	11.0
Deferred tax asset (liability) at end of period	1.5	11.6
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	1.5	11.6
Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability) at beginning of period	30.4	11.8
Credited/(expensed) to the income statement	1.7	5.8
Recognized on acquisition	0.0	0.0
Credited to other comprehensive income & equity	(5.6)	12.8
Deferred tax asset (liability) at end of period	26.5	30.4
Deferred tax assets and liabilities [abstract]
Deferred tax asset (liability)	$ 26.5	$ 30.4